                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21528

                      THE ENDOWMENT REGISTERED FUND, L.P.
               (Exact name of registrant as specified in charter)

                 4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
               (Address of principal executive offices) (Zip code)

                                A. HAAG SHERMAN
                       THE ENDOWMENT REGISTERED FUND, L.P.
                  4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/06

Date of reporting period: 12/31/06

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                            (THE ENDOWMENT FUND LOGO)

                       THE ENDOWMENT REGISTERED FUND, L.P.

                              SHAREHOLDERS' REPORT

                                December 31, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Partners
The Endowment Registered Fund, L.P.:

     We have audited the accompanying statement of assets, liabilities, and partners' capital of The Endowment Registered Fund, L.P. (the Fund) as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in partners' capital for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the two-year period then ended and for the period March 10, 2004 (inception) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Endowment Registered Fund, L.P. as of December 31, 2006, the results of its operations for the year then ended, the changes in partners' capital for each of the years in the two-year period then ended, the cash flows for the year then ended, and the financial highlights for each of the years in the two-year period then ended and for the period March 10, 2004 (inception) through December 31, 2004 in conformity with U.S. generally accepted accounting principles.

                                    /s/ KPMG

Houston, Texas
February 26, 2007

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

             STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL
                                DECEMBER 31, 2006




                                     ASSETS
Investment in the Master Fund, at estimated fair value............  $366,910,371
Receivable from the Master Fund...................................     2,655,851
Prepaid contributions to the Master Fund..........................    52,847,099
Prepaids and other assets.........................................       221,271
                                                                    ------------
  Total assets....................................................   422,634,592
                                                                    ============

                        LIABILITIES AND PARTNERS' CAPITAL
Subscriptions received in advance.................................    52,847,099
Redemptions payable...............................................     2,655,851
Service fee payable...............................................       762,120
Accounts payable and accrued expenses.............................        49,464
                                                                    ------------
  Total liabilities...............................................    56,314,534
                                                                    ------------
Partners' capital.................................................   366,320,058
                                                                    ------------
  Total liabilities and partners' capital.........................  $422,634,592
                                                                    ============




                 See accompanying notes to financial statements.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006




Net investment loss allocated from the Master Fund:
  Interest and dividend income.....................................  $ 1,036,451
  Expenses.........................................................    1,718,578
                                                                     -----------
     Net investment loss allocated from the Master Fund............     (682,127)
                                                                     -----------
Income of the Fund:
  Early repurchase income..........................................        2,024
                                                                     -----------
     Total income of the Fund......................................        2,024
Expenses of the Fund:
  Insurance expense................................................       47,983
  Directors fees...................................................       25,879
  Legal fees.......................................................       29,075
  Servicing fees...................................................    1,466,138
  Amortization of offering costs...................................      102,111
  Other expenses...................................................       63,224
                                                                     -----------
     Total expenses of the Fund....................................    1,734,410
                                                                     -----------
  Net investment loss of the Fund..................................   (1,732,386)
                                                                     -----------
Net investment loss................................................   (2,414,513)
                                                                     -----------
Net realized and unrealized gain from investment transactions allocated from the Master Fund:
  Net realized gain from investments...............................    4,557,227
  Net unrealized gain from investments.............................   19,239,974
                                                                     -----------
     Net realized and unrealized gain from investment transactions
       allocated from the Master Fund..............................   23,797,201
                                                                     -----------
     Net increase in partners' capital resulting from operations...  $21,382,688
                                                                     ===========




                 See accompanying notes to financial statements.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                    STATEMENT OF CHANGES IN PARTNERS' CAPITAL
               YEARS ENDED DECEMBER 31, 2006 AND DECEMBER 31, 2005




Partners' capital at December 31, 2004............................  $ 30,393,607
Contributions.....................................................    25,938,294
Distributions.....................................................      (891,642)
Net increase in partners' capital resulting from operations:
  Net investment loss.............................................      (624,493)
  Net realized gain from investments..............................       541,846
  Net unrealized gain from investments............................     4,924,270
                                                                    ------------
     Net increase in partners' capital resulting from operation...     4,841,623
                                                                    ------------
Partners' capital at December 31, 2005............................  $ 60,281,882
                                                                    ------------
Contributions.....................................................   288,790,718
Distributions.....................................................    (4,135,230)
Net increase in partners' capital resulting from operations:
  Net investment loss.............................................    (2,414,513)
  Net realized gain from investments..............................     4,557,227
  Net unrealized gain from investments............................    19,239,974
                                                                    ------------
     Net increase in partners' capital resulting from operations..    21,382,688
                                                                    ------------
Partners' capital at December 31, 2006............................  $366,320,058
                                                                    ============




                 See accompanying notes to financial statements.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 2006



                                                                        2006
                                                                   -------------


Cash flow from operating activities:
  Net increase in partners' capital resulting from operations....  $  21,382,688
  Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating
     activities:
     Net realized and unrealized gain from investment
       transactions allocated from the Master Fund...............    (23,797,201)
     Net investment loss allocated from the Master Fund..........        682,127
     Contributions to the Master Fund............................   (288,803,061)
     Distributions from the Master Fund..........................      5,436,226
     Increase in receivable from the Master Fund.................     (2,655,851)
     Increase in prepaid contributions to the Master Fund........    (52,847,099)
     Increase in prepaids and other assets.......................       (193,593)
     Increase in service fee payable.............................        617,530
     Increase in accounts payable and accrued expenses...........         19,795
                                                                   -------------
       Net cash used in operating activities.....................   (340,158,439)
                                                                   -------------
Cash flow from financing activities:
  Contributions from partners....................................    288,790,718
  Distributions to partners......................................     (4,135,230)
  Increase in subscriptions received in advance..................     52,082,099
  Increase in redemptions payable................................      2,571,815
                                                                   -------------
       Net cash provided by financing activities.................    339,309,402
                                                                   -------------
Net decrease in cash and cash equivalents........................       (849,037)
Cash and cash equivalents at beginning of year...................        849,037
                                                                   -------------
Cash and cash equivalents at end of year.........................  $          --
                                                                   =============




                 See accompanying notes to financial statements.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

(1)  ORGANIZATION

     The Endowment Registered Fund, L.P. (the "Fund"), is a limited partnership organized under the laws of the state of Delaware. The Fund was registered and began operations on March 10, 2004 ("Inception") as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the "Master Fund"). For convenience, reference to the Fund may include the Master Fund, as the context requires.

     The Fund's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a "fund of funds" and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Fund's investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The Master Fund's financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the Fund's financial statements that should be read in conjunction with this report. The percentage of the Master Fund's partnership interests owned by the Fund on December 31, 2006 was 36.28%.

     The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the "General Partner"). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the "Board" and each member a "Director") its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

     The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the "Adviser"), to manage the Fund's portfolio and operations, pursuant to an investment management agreement (the "Investment Management Agreement"). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the "Investment Committee"), which is responsible for developing, implementing, and supervising the Fund's investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Fund (the "Servicing Agent") and as such provides or procures investor services and administrative assistance for the Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

  (a)  BASIS OF ACCOUNTING

     The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP").

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

  (b)  CASH EQUIVALENTS

     The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

  (c)  INVESTMENT SECURITIES TRANSACTIONS

     The Fund records security transactions on a trade-date basis.

     Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

     Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

  (d)  VALUATION OF INVESTMENTS

     The valuation of the Fund's investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is calculated by BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's independent administrator (the "Independent Administrator") in consultation with the Adviser. The valuation procedures of the Fund's underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

     The Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are accounted for using the equity method, which approximates fair value. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

  (e)  INVESTMENT INCOME

     Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investments and to the extent distributions exceed the cost of the investment, a realized gain is recognized.

     For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

  (f)  FUND EXPENSES

     Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

computing the Fund's net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

  (g)  INCOME TAXES

     The Fund is not subject to income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund's financial statements.

  (h)  USE OF ESTIMATES

     The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  (i)  ORGANIZATIONAL EXPENSES

     The Fund's organizational expenses (the "Organizational Expenses") were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Fund reporting purposes upon commencement of operations.

  (j)  NEW ACCOUNTING PRONOUNCEMENTS

     During July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the adoption of FIN 48 will materially impact the Fund's financial statements.

     During September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will impact the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

(3)  PARTNERS' CAPITAL ACCOUNTS

  (a)  ISSUANCE OF INTERESTS

     Upon receipt from an eligible investor of an initial or additional application for interests (the "Interests"), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's limited partnership agreement (the "LP Agreement").

     The Fund reserves the right to reject any applications for Interests. The $52,847,099 in subscriptions received in advance as of December 31, 2006 represents subscriptions for Fund Interests received prior to the January 2007 closing.

  (b)  ALLOCATION OF PROFITS AND LOSSES

     For each fiscal period, generally monthly, net profits or net losses of the Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month or any repurchases of Interests.

  (c)  REPURCHASE OF INTERESTS

     A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner's purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Fund's assets are invested in the Master Fund, the ability of the Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund's repurchase policy. In addition, the Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Fund.

(4)  INVESTMENTS IN PORTFOLIO SECURITIES

     As of December 31, 2006, all of the investments made by the Fund were in the Master Fund.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

(5)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund may invest either directly or through the Master Fund will trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the Fund's pro rata share of the value of the investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)  ADMINISTRATION AGREEMENT

     In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee (the "Administration Fee") based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on Master Fund net assets of up to $100 million, 7 basis points on Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

     The fees for Fund administration will be paid out of the Master Fund's assets, which will decrease the net profits or increase the net losses of the partners in the Fund.

(7)  RELATED PARTY TRANSACTIONS

  (a)  INVESTMENT MANAGEMENT FEE

     In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund will pay the Adviser an investment management fee (the "Investment Management Fee"), equal to 1.00% on an annualized basis of the Master Fund's net assets, calculated based on the NAV at the end of each month, payable quarterly in arrears. So long as the Fund invests all of its investable assets in the Master Fund, the Fund will not pay the Adviser directly any Investment Management Fee; however, the Fund's Partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Fund as the fees reduce the capital accounts of the Master Fund's limited partners.

  (b)  SERVICING FEE

     In consideration for providing or procuring investor services and administrative assistance to the Fund, the Adviser will receive a servicing fee (the "Servicing Fee") equal to 1.00% (on an annualized basis) of each partner's capital account balance, calculated at the end of each month, payable quarterly in arrears.

     For the year ended December 31, 2006, $1,466,138 was incurred for Servicing Fees.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

  (c)  PLACEMENT AGENTS

     The Fund may engage one or more placement agents (each, a "Placement Agent") to solicit investments in the Fund. Sanders Morris Harris, Inc. ("SMH"), an affiliate of the General Partner and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMH is a full service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(8)  INDEBTEDNESS OF THE FUND

     Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund's investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund's leverage limitations, the Fund will not "look through" Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund's investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund's risk of loss is limited to the value of its investment in such Investment Funds (held through its investment in the Master Fund), other than for some Investment Funds in which the Master Fund has made a capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Master Fund, in certain instances, may commit to fund up to twice its initial capital commitment. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

(9)  FINANCIAL HIGHLIGHTS


                                                                            PERIOD
                                                                        MARCH 10, 2004
                                           YEAR ENDED     YEAR ENDED    (INCEPTION) TO
                                          DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                              2006           2005            2004
                                          ------------   ------------   --------------


Net investment loss to average partners'
  capital(1,2)..........................         (1.65)%        (1.30)%         (3.41)%
Expenses to average partners'
  capital(1,2)..........................          2.36%          2.15%           4.13%
Portfolio Turnover(3)...................         15.31%         12.65%          10.29%
Total Return(4).........................         11.09%          9.53%           1.01%
Partners' capital, end of period........  $366,320,058    $60,281,882     $30,393,607


     The above calculations reflect the waiver of the servicing Fees since Inception of the Fund through June 30, 2005. An investor's return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

--------

   (1) Ratios are calculated by dividing the indicated amount by average partners' capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for 2004.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)



   (2) Had the Servicing Fee waiver not been in effect, the ratios for net investment loss to average partners' capital would have been (1.73)% and (4.42)% for 2005 and 2004 (annualized), respectively. Without the Servicing Fee waiver, the ratios for expenses to average partners' capital would have been 2.59% and 5.14% for 2005 and 2004 (annualized), respectively.

   (3) The Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for a full year.

   (4) Calculated as geometrically linked monthly returns for each month in the period.

(10)  SUBSEQUENT EVENT

     The Adviser recommended to the Board that a tender offer in an amount of up to $40,000,000 be made, based on the projected March 31, 2007 net asset value of the Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring February 28, 2007 was sent out to the investors in the Fund.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                DECEMBER 31, 2006

DIRECTORS AND OFFICERS

     The Fund's operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund's day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

     The Directors and officers of the Fund may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the "Fund Complex"). The tables below show, for each Director and executive officer, his or her full name, address and age (as of December 31, 2006), the position held with the Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Director, and other directorships held by such Director.

  INTERESTED DIRECTORS


                                                                    NUMBER OF
                    POSITIO-                                        PORTFOLIOS
                      N(S)      LENGTH           PRINCIPAL           IN FUND         OTHER
                      HELD        OF           OCCUPATION(S)        COMPLEX(2)   DIRECTORSHIPS
NAME, ADDRESS AND     WITH       TIME        DURING THE PAST 5     OVERSEEN BY      HELD BY
AGE                   FUND      SERVED             YEARS             DIRECTOR       DIRECTOR
-----------------   --------   --------   ----------------------   -----------   -------------


John A.             Directo-   Since      Member, Investment            3              0
Blaisdell(1)        r,         January    Committee of the
Age: 46             Co-        2004       Adviser, since
Address: c/o The    Princi-               January 2004; Managing
Endowment Master    pal                   Director of Salient,
Fund L.P.           Execu-                since December 2002;
4265 San Felipe,    tive                  Chief Executive
Suite 900,          Officer               Officer of Wincrest
Houston, Texas                            Ventures, L.P.,
77027                                     1997-2002.

Andrew B.           Directo-   Since      Member, Investment            3              0
Linbeck(1)          r,         January    Committee of the
Age: 42             Co-        2004       Adviser, since
Address: c/o The    Princi-               January 2004; Managing
Endowment Master    pal                   Director of Salient,
Fund L.P. 4265 San  Execu-                since August 2002;
Felipe, Suite 900,  tive                  Partner and executive
Houston, Tx 77027   Officer               officer of The
                                          Redstone Companies,
                                          L.P. and certain
                                          affiliates thereof
                                          (collectively,
                                          "Redstone"),
                                          1998-2002.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                    NUMBER OF
                    POSITIO-                                        PORTFOLIOS
                      N(S)      LENGTH           PRINCIPAL           IN FUND         OTHER
                      HELD        OF           OCCUPATION(S)        COMPLEX(2)   DIRECTORSHIPS
NAME, ADDRESS AND     WITH       TIME        DURING THE PAST 5     OVERSEEN BY      HELD BY
AGE                   FUND      SERVED             YEARS             DIRECTOR       DIRECTOR
-----------------   --------   --------   ----------------------   -----------   -------------

A. Haag Sherman(1)  Directo-   Since      Member, Investment            3              0
Age: 41             r, Co-     January    Committee of the
Address: c/o The    Princi-    2004       Adviser, since January
Endowment Master    pal                   2004; Managing
Fund L.P. 4265 San  Execu-                Director of Salient,
Felipe, Suite 900,  tive                  since August 2002;
Houston, Tx 77027   Officer               Partner and executive
                                          officer of Redstone,
                                          1998-2002.

Mark W. Yusko(1)    Director   Since      Member, Investment            3              0
Age: 43                        January    Committee of the
Address: c/o The               2004       Adviser, since January
Endowment Master                          2004; President of
Fund L.P. 4265 San                        Morgan Creek Capital
Felipe, Suite 900,                        Management, since July
Houston, Tx 77027                         2004; Principal,
                                          Hatteras Capital
                                          Management, since
                                          September 2003; Chief
                                          Investment Officer of
                                          the University of
                                          North Carolina at
                                          Chapel Hill, 1998-2004


--------

(1) This person's status as an "interested" director arises from his affiliation with Salient Partners, L.P. ("Salient"), which itself is an affiliate of the Fund, The Master Fund, The Endowment TEI Fund, L.P. (the "TEI Fund"), and the Adviser.

(2)    The Fund Complex includes the Fund, the Master Fund and the TEI Fund.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

  INDEPENDENT DIRECTORS


                                                                  NUMBER OF
                    POSITIO-                                      PORTFOLIOS
                      N(S)      LENGTH                             IN FUND         OTHER
                      HELD        OF            PRINCIPAL         COMPLEX(1)   DIRECTORSHIPS
NAME, ADDRESS AND     WITH       TIME     OCCUPATION(S) DURING   OVERSEEN BY      HELD BY
AGE                   FUND      SERVED      THE PAST 5 YEARS       DIRECTOR       DIRECTOR
-----------------   --------   --------   --------------------   -----------   -------------


Bob L. Boldt        Director   Since      Chief Executive             3        None
Age: 58                        January    Officer, University
Address: c/o The               2005       of Texas Investment
Endowment Master                          Management Co. 2002-
Fund L.P.                                 2006; Managing
4265 San Felipe,                          Director, Pivotal
Suite 900,                                Asset Management
Houston, Tx 77027                         from 2000-2002;
                                          Senior Investment
                                          Officer for
                                          California Public
                                          Employee Retirement
                                          System from 1995-
                                          2000.

Jonathan P.         Director   Since      Private investor for        3        None
Carroll                        January    the past five years.
Age: 45                        2004
Address: c/o The
Endowment Master
Fund L.P.
4265 San Felipe,
Suite 900,
Houston, Tx 77027

Richard C. Johnson  Director   Since      Senior Counsel for          3        None
Age: 69                        January    Baker Botts LLP
Address: c/o The               2004       since 2002; Managing
Endowment Master                          Partner for Baker
Fund L.P.                                 Botts from 1998-
4265 San Felipe,                          2002; practiced law
Suite 900,                                at Baker Botts from
Houston, Tx 77027                         1966-2002 (from 1972
                                          to 2002 as a
                                          partner)

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                  NUMBER OF
                    POSITIO-                                      PORTFOLIOS
                      N(S)      LENGTH                             IN FUND         OTHER
                      HELD        OF            PRINCIPAL         COMPLEX(1)   DIRECTORSHIPS
NAME, ADDRESS AND     WITH       TIME     OCCUPATION(S) DURING   OVERSEEN BY      HELD BY
AGE                   FUND      SERVED      THE PAST 5 YEARS       DIRECTOR       DIRECTOR
-----------------   --------   --------   --------------------   -----------   -------------

G. Edward Powell    Director   Since      Principal of Mills          3        Sterling
Age: 70                        January    & Stowell from March                 Bancshares,
Address: c/o The               2004       2002 to present;                     Inc.; Energy
Endowment Master                          Principal of                         Services
Fund L.P.                                 Innovation Growth                    Interna-
4265 San Felipe,                          Partners in 2002;                    tional, Inc.
Suite 900,                                From 1994-2002, Mr.
Houston, Tx 77027                         Powell provided
                                          consulting services
                                          to emerging and
                                          middle market
                                          businesses; Managing
                                          Partner for Houston
                                          office of Price
                                          Waterhouse & Co.
                                          from 1982 to his
                                          retirement in 1994.

Scott F. Schwinger  Director   Since      Senior Vice                 3        None
Age: 41                        January    President, Chief
Address: c/o The               2004       Financial Officer
Endowment Master                          and Treasurer of the
Fund L.P.                                 Houston Texans
4265 San Felipe,
Suite 900,
Houston, Tx 77027

Scott W. Wise       Director   Since      Senior Vice                 3        None
Age: 57                        January    President and
Address: c/o The               2004       Treasurer, Rice
Endowment Master                          University for the
Fund L.P.                                 past five years.
4265 San Felipe,
Suite 900,
Houston, Tx 77027


--------

   (1) The Fund Complex includes the Fund, the Master Fund and the TEI Fund.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

  OFFICERS OF THE FUND WHO ARE NOT DIRECTORS


                                                                      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              POSITION(S) HELD WITH FUND         DURING THE PAST 5 YEARS
---------------------            ------------------------------       -----------------------


Jeremy L. Radcliffe              Chief Compliance Officer         Managing Director of Adviser,
Age: 32                                                           since January 2004; Partner and
Address: c/o The Endowment                                        Managing Director of Salient,
Master Fund L.P.                                                  since August 2002; Partner and
4265 San Felipe, Suite 900,                                       officer of Redstone, 1998-2002.
Houston, Tx 77027

John E. Price                    Treasurer; Principal Financial   Director and Chief Financial
Age: 39                          Officer                          Officer of the Adviser, since
Address: c/o The Endowment                                        January 2004; Partner and
Master Fund L.P.                                                  Director of Salient, since
4265 San Felipe, Suite 900,                                       October 2003; Controller of
Houston, Tx 77027                                                 Wincrest Ventures,
                                                                  L.P., 1997-2003.

Adam L. Thomas                   Secretary                        Director of Adviser since
Age: 32                                                           January 2004; Partner and
Address: c/o The Endowment                                        Director of Salient, since
Master Fund L.P.                                                  September 2002; Associate at
4265 San Felipe, Suite 900,                                       Redstone, 2001-2002; Associate
Houston, Tx 77027                                                 at Albrecht &
                                                                  Associates Inc., August 1996
                                                                  through August 1999. Attended
                                                                  University of Texas Business
                                                                  School, 1999-2001.



COMPENSATION FOR DIRECTORS

     The Fund, the Master Fund and the TEI Fund together pay each Independent Director an annual fee of $10,000, which is paid quarterly, a fee of $2,500 per Board meeting and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

                       THE ENDOWMENT REGISTERED FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

ALLOCATION OF INVESTMENTS

     The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2006.


ASSET CLASS(1)                                           FAIR VALUE        %
--------------                                         --------------   ------


Domestic Equity......................................  $  154,230,694    14.89
International Equity.................................     179,125,197    17.29
Opportunistic Equity.................................      85,294,243     8.24
Absolute Return......................................     170,285,007    16.44
Real Estate..........................................      64,396,073     6.22
Natural Resources....................................     130,037,011    12.56
Private Equity.......................................      60,461,239     5.84
Fixed Income.........................................      42,653,004     4.12
Enhanced Fixed Income................................     142,262,725    13.74
Debt Fund............................................       6,858,857     0.66
                                                       --------------   ------
TOTAL INVESTMENTS....................................  $1,035,604,050   100.00%
                                                       --------------   ------



--------

   (1) The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

FORM N-Q FILINGS

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

     The Fund's private placement memorandum (the "PPM") includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

                                      LOGO

                         THE ENDOWMENT MASTER FUND, L.P.

                              SHAREHOLDERS' REPORT

                                December 31, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Partners
The Endowment Master Fund, L.P.:

     We have audited the accompanying statement of assets, liabilities, and partners' capital of The Endowment Master Fund, L.P. (the Fund), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in partners' capital for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 1, 2003 (inception) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with custodians and investees. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Endowment Master Fund, L.P. as of December 31, 2006, the results of its operations for the year then ended, the changes in its partners' capital for each of the years in the two-year period then ended, the cash flows for the year then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 1, 2003 (inception) through December 31, 2003, in conformity with U.S. generally accepted accounting principles.

                                    /s/ KPMG

Houston, Texas
February 26, 2007

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

             STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL
                                DECEMBER 31, 2006




                                      ASSETS
Investments in Investment Funds, at estimated fair value (cost     $  896,101,220
  $770,630,180)..................................................
Investments in securities, at value (cost $134,852,417)..........     139,502,830
                                                                   --------------
  Total investments..............................................   1,035,604,050
Cash and cash equivalents........................................       3,734,891
Prepaid contributions to Investment Funds........................      77,500,000
Interest and dividends receivable................................         501,091
Prepaids and other assets........................................          44,095
                                                                   --------------
  Total assets...................................................   1,117,384,127
                                                                   ==============

                        LIABILITIES AND PARTNERS' CAPITAL
Subscriptions received in advance................................      85,422,935
Redemptions payable..............................................      17,746,498
Management fees payable..........................................       2,240,134
Offshore withholding tax payable.................................         441,284
Administration fees payable......................................          88,698
Accounts payable and accrued expenses............................         149,164
                                                                   --------------
  Total liabilities..............................................     106,088,713
                                                                   --------------
Paid in capital..................................................     881,173,961
Net unrealized appreciation of investments.......................     130,121,453
                                                                   --------------
  Partners' capital..............................................   1,011,295,414
                                                                   --------------
  Total liabilities and partners' capital........................  $1,117,384,127
                                                                   ==============




                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006



                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------


Investments in Investment Funds
Limited Partnerships, Exempted Limited
  Partnerships and Limited Liability Companies(2)
  Cayman Islands
     Absolute Return (2.02% of Partners' Capital)
       Montricia Global Opportunities Fund,
          L.P. ...................................               $   20,412,290
     Domestic Equity (0.94% of Partners' Capital)
       Tiedmann/Falconer Partners, L.P. ..........                    9,526,947
     International Equity (6.53% of Partners'
       Capital)
       Boyer Allan Pacific Partners, L.P. ........                   17,800,329
       SR Global Fund -- Asia Portfolio (Class B,
          L.P.)...................................                    7,455,917
       SR Global Fund -- Europe Portfolio (Class
          A, L.P.)................................                   11,566,526
       SR Global Fund -- International Portfolio
          (Class C, L.P.).........................                   11,986,230
       SR Global Fund -- Emerging Markets
          Portfolio (Class G, L.P.)...............                   13,329,570
       SR Phoenicia L.P. (Class A-Phoenicia
          Portfolio)..............................                    3,900,887
     Opportunistic Equity (1.88% of Partners'
       Capital)
       Global Undervalued Securities Fund (QP),
          L.P. ...................................                   18,990,334
     Private Equity (0.05% of Partners' Capital)
       Carlyle Japan International Partners II,
          L.P. ...................................                      200,782
       Carlyle Japan International Partners II Co-
          Invest, L.P. ...........................                       44,456
       India Asset Recovery Fund, L.P. ...........                      271,011
                                                                 --------------
          Total Cayman Islands....................                  115,485,279
                                                                 --------------
  Scotland
     Private Equity (0.09% of Partners' Capital)
       Actis Umbrella Fund, L.P. .................                      946,519
                                                                 --------------
          Total Scotland..........................                      946,519
                                                                 --------------
  United Kingdom
     Real Estate (0.05% of Partner's Capital)
       Benson Elliot Real Estate Partners II,
          L.P. ...................................                       49,109
       Patron Capital L.P. II.....................                      453,650
                                                                 --------------
          Total United Kingdom....................                      502,759
                                                                 --------------
  United States
     Absolute Return (12.67% of Partners' Capital)
       Black River Commodity Multi-Strategy Fund,
          LLC.....................................                   10,728,222
       Black River Global Multi-Strategy Leveraged
          Fund, LLC...............................                   18,034,941
       Courage Special Situations Fund, (Class C,
          L.P.)...................................                    7,958,764
       Highland Credit Strategies Fund, L.P. .....                   22,419,923
       HomeField Partners, L.P. ..................                    3,111,359
       OZ Asia Domestic Partners, L.P. ...........                   13,105,524
       PIPE Equity Partners, LLC..................                   22,467,620
       PSAM WorldArb Partners, L.P. ..............                   20,836,591
       Redbrick Capital, L.P. ....................                    9,423,747
     Domestic Equity (14.31% of Partners' Capital)


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Bonanza Partners, L.P. ....................                    7,841,047
       Caduceus Capital II, L.P. .................                   11,616,698
       CCM Small Cap Value Qualified Fund, L.P. ..                      970,212
       Contrarian Equity Fund, L.P. ..............                    8,706,040
       Copper Arch Fund, L.P. ....................                    6,734,984
       Criterion Horizons Fund, L.P. .............                    2,053,974
       Criterion Institutional Partners, L.P. ....                   12,459,261
       HealthCor, L.P. ...........................                   20,826,218
       Leaf Investment Partners, L.P. ............                   14,518,104
       Renaissance Institutional Equities Fund,
          LLC.....................................                   19,818,834
       SCP Equity Fund Domestic, L.P. ............                    7,016,855
       The Raptor Global Fund, L.P. ..............                   20,245,357
       Tiger Consumer Partners, L.P. .............                   11,896,164
     Enhanced Fixed Income (13.60% of Partners'
       Capital)
       Arx Global High Yield Securities Fund I
          L.P. ...................................                   27,107,213
       BDC Partners I, L.P. ......................                   19,141,295
       Contrarian Capital Fund I, L.P. ...........                   26,733,615
       Greylock Global Opportunity Fund, L.P. ....                    8,036,678
       Harbinger Capital Partners Fund I, L.P. ...                   20,998,366
       Ore Hill Fund, L.P. .......................                   22,053,600
       The Rohatyn Group Local Currency
          Opportunity Partners, L.P. .............                   13,511,241
     International Equity (7.26% of Partners'
       Capital)
       Avenue Asia Equity Investments, L.P. ......                    1,080,921
       Gradient Europe Fund, L.P. ................                   17,220,783
       L-R Global Partners, L.P. .................                    2,188,097
       Monsoon India Inflection Fund 2, L.P. .....                   19,477,151
       Steel Partners Japan Strategic Fund,
          L.P. ...................................                    8,256,830
       Taiyo Fund, L.P. ..........................                    3,325,437
       The Explorador Fund, L.P. .................                    4,678,958
       Torrey Pines Fund, LLC.....................                   17,193,159
     Natural Resources (8.31% of Partners'
       Capital)
       BP Capital Energy Equity Fund II, L.P. ....                   24,242,161
       Southport Energy Plus Partners, L.P. ......                    8,282,148
       The Ospraie Fund, L.P. ....................                   21,463,939
       Tocqueville Gold Partners, L.P. ...........                      523,936
       Treaty Oak Partners, L.P. .................                   14,868,949
       Velite Energy, L.P. .......................                   14,642,829
     Opportunistic Equity (6.56% of Partners'
       Capital)
       AQR Absolute Return Institutional Fund,
          L.P. ...................................                    6,001,964
       Bear Stearns Emerging Markets Macro Fund,
          L.P. ...................................                    9,720,806
       GMO Mean Reversion Fund (Onshore)..........                   10,333,044
       Jetstream Global Institutional Fund,
          L.P. ...................................                    9,171,114
       Maverick Fund USA, L.P. ...................                    6,307,275
       Pantera Global Macro Fund, L.P. ...........                    3,816,024


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Pardus European Special Opportunities Fund,
          L.P. ...................................                   16,317,937
       Prism Partners QP, L.P. ...................                    4,635,744
     Private Equity (4.39% of Partners' Capital)
       Audax Mezzanine Fund II, L.P. .............                    1,197,385
       BDCM Opportunity Fund II, L.P. ............                    1,102,791
       Brazos Equity Fund II, L.P. ...............                      943,316
       Capital Royalty Partners, L.P. ............                      248,966
       Chrysalis Ventures III, L.P. ..............                      319,792
       Crosslink Crossover Fund IV, L.P. .........                   10,601,492
       Encore Consumer Capital Fund, L.P. ........                    1,244,467
       Harbinger Capital Partners Special
          Situations Fund, L.P. ..................                   11,343,501
       Monomoy Capital Partners, L.P. ............                    1,802,750
       Pinto America Growth Fund, L.P. ...........                      482,762
       Private Equity Investment Fund IV, L.P. ...                    2,726,730
       Q Funding III, L.P. .......................                    7,064,643
       Sanderling Venture Partners VI Co-
          Investment Fund, L.P. ..................                      401,495
       Sanderling Venture Partners VI, L.P. ......                      285,406
       Sterling Capital Partners II, L.P. ........                      648,639
       Sterling Group Partners II, L.P. ..........                    1,453,763
       Strategic Value Global Opportunities Fund
          I-A, L.P. ..............................                    1,506,034
       VCFA Private Equity Partners IV, L.P. .....                      881,273
       VCFA Private Equity Partners V, L.P. ......                      170,833
     Real Estate (3.48% of Partner's Capital)
       Aslan Realty Partners III, LLC.............                      824,281
       Clarion CRA Hedge Fund, L.P. ..............                   15,474,554
       ING Clarion Global, L.P. ..................                    3,105,310
       Legacy Partners Realty Fund II, LLC........                    2,763,079
       Mercury Special Situations Fund, L.P. .....                    5,242,891
       MONY/Transwestern Mezzanine Realty Partners
          II, LLC (income producing security).....                    1,282,389
       Parmenter Realty Fund III, L.P. ...........                    2,368,284
       Wells Street Partners, LLC.................                    4,173,451
                                                                 --------------
          Total United States.....................                  713,781,930
                                                                 --------------
          Total Limited Partnerships, Exempted
            Limited Partnerships and Limited
            Liability Companies (Cost
            $716,101,614).........................                  830,716,487      82.14%
                                                                 --------------
Passive Foreign Investment Companies(2)
  Republic of Mauritius
     International Equity (0.85% of Partners'
       Capital)
       India Capital Fund Ltd. A2 Shares..........       3,208        8,548,919
     Real Estate (0.09% of Partner's Capital)
       Orbis Real Estate Fund I...................         991          906,511
                                                                 --------------
          Total Republic of Mauritius.............                    9,455,430
                                                                 --------------


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------


          Total Passive Foreign Investment
            Corporations (Cost $5,491,154)........                    9,455,430       0.94%
                                                                 --------------
Bermuda Exempted Mutual Fund Company(2)
     Private Equity (1.44% of Partners' Capital)
       Highland CDO Opportunity Fund, Ltd. .......                   14,572,432
                                                                 --------------
          Total Bermuda Exempted Mutual Fund
            Company (Cost $12,000,000)............                   14,572,432       1.44%
                                                                 --------------
Cayman Company Limited by Shares(2)
     Absolute Return (2.16% of Partners' Capital)
       Overseas CAP Partners, Inc. ...............      16,782       21,786,027
     International Equity (1.16% of Partners'
       Capital)
       The Russian Prosperity Fund................       9,829       11,764,278
     Natural Resources (0.77% of Partners'
       Capital)
       Ospraie Special Opportunities (Offshore),
          Ltd. ...................................       7,345        7,806,566
                                                                 --------------
          Total Cayman Company Limited by Shares
            (Cost $37,037,412)....................                   41,356,871       4.09%
                                                                 --------------
          Total Investments in Investment Funds
            (Cost $770,630,180)...................                  896,101,220      88.61%
                                                                 --------------
Investment in Securities
Private Corporations
  United States
     Real Estate (1.02% of Partners' Capital)
       Net Lease Private REIT V, Inc. ............                    3,000,000
       Net Lease Private REIT VI, Inc. ...........                    1,000,000
       Security Capital Preferred Growth, Inc. ...                    6,309,206
                                                                 --------------
          Total United States.....................                   10,309,206
                                                                 --------------
          Total Private Corporations (Cost
            $9,052,040)...........................                   10,309,206       1.02%
                                                                 --------------
Registered Investment Companies
  United States
     Enhanced Fixed Income (0.46% of Partners'
       Capital)
       GMO International Bond III.................     485,048        4,680,717
     Fixed Income (0.56% of Partners' Capital)
       Wasatch Hoisington US Treasury Fund........     404,871        5,660,096
     International Equity (1.89% of Partners'
       Capital)
       iShares MSCI Brazil Index Fund.............     245,606       11,506,641
       GMO Emerging Markets Fund III..............     303,151        7,658,038
     Natural Resources (3.30% of Partners'
       Capital)
       BlackRock Global Resources Fund............     379,832       19,492,964
       The Tocqueville Gold Fund..................     269,570       13,863,996
     Real Estate (1.69% of Partner's Capital)
       ING International Real Estate Fund.........     284,504        3,630,272


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Morgan Stanley Institutional
          Fund -- International Real Estate
          Portfolio...............................     386,243       13,448,972
                                                                 --------------
          Total United States.....................                   79,941,696
                                                                 --------------
          Total Registered Investment Companies
            (Cost $74,490,183)....................                   79,941,696       7.90%
                                                                 --------------
Closed End Funds
  United States
     Financial (0.68% of Partners' Capital)
       Aberdeen Asia-Pacific Income Fund, Inc. ...     100,300          622,863
       Blackrock Broad Investment Grade 2009 Term
          Trust...................................      12,500          188,000
       Blackrock Income Opportunity Trust.........      52,400          538,148
       iShares Goldman Sachs Investop Corporate
          Bond....................................      15,400        1,643,334
       MFS Government Markets Income Trust........     143,800          937,576
       MFS Intermediate Income Trust..............     154,000          945,560
       Morgan Stanley Government Income Trust.....      60,200          571,298
       Putnam Premier Income Trust................     148,921          957,562
       Western Asset/Claymore US Treasury
          Inflation Protected Securities Fund.....      30,800          454,516
     Natural Resources (0.48% of Partners'
       Capital)
       Energy Select Sector SPDR..................      82,714        4,849,522
                                                                 --------------
          Total United States.....................                   11,708,379
                                                                 --------------
          Total Closed End Funds (Cost
            $11,889,434)..........................                   11,708,379       1.16%
                                                                 --------------
Fixed Income
  United States
     Treasuries (0.90% of Partners' Capital)
       Treasury Inflation Protected Securities,
          3.50%, 1/15/11..........................     750,000          905,255
       Treasury Inflation Protected Securities,
          1.875%, 7/15/13.........................     275,000          291,909
       Treasury Inflation Protected Securities,
          2.00%, 7/15/14..........................     150,000          155,863
       Treasury Inflation Protected Securities,
          1.875%, 7/15/15.........................     450,000          447,407
       Treasury Inflation Protected Securities,
          2.00%, 01/15/16.........................     250,000          245,428
       Treasury Inflation Protected Securities,
          3.625%, 4/15/28.........................     250,000          376,607
       United States Treasury Bonds, 5.25%,
          2/15/29.................................   2,000,000        2,097,500
       United States Treasury Notes, 4.125%,
          5/15/15.................................     860,000          825,768
       United States Treasury Notes, 4.50%,
          2/15/06.................................     950,000          934,859
       United States Treasury Notes, 4.875%,
          8/31/08.................................     750,000          749,942
       United States Treasury Notes, 4.875%,
          8/15/09.................................     300,000          300,902
       United States Treasury Notes, 4.75%,
          3/31/11.................................     750,000          751,260
       United States Treasury Notes, 4.625%,
          8/31/11.................................     500,000          498,418
       United States Treasury Notes, 4.625%,
          11/15/16................................     500,000          496,719
     Agencies (1.32% of Partners' Capital)
       Federal Home Loan Bank, 4.20%, 3/30/11.....   1,000,000          966,500
       Federal Home Loan Mortgage Corp., 4.75%,
          11/3/09.................................     250,000          248,868
       Federal Home Loan Mortgage Corp., 5.00%,
          9/16/08.................................     250,000          249,763
       Federal Home Loan Mortgage Corp., 5.25%,
          7/18/11.................................   1,000,000        1,011,968


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Federal Home Loan Mortgage Corp., Gold Pool
          B10507, 4.50%, 10/1/18..................      33,608           32,469
       Federal Home Loan Mortgage Corp., Gold Pool
          E74790, 5.00%, 2/1/14...................      66,435           65,670
       Federal Home Loan Mortgage Corp., Gold Pool
          E92286, 5.00%, 11/1/17..................      18,104           17,841
       Federal Home Loan Mortgage Corp., Gold Pool
          E95383, 5.00%, 2/1/18...................      70,298           69,276
       Federal Home Loan Mortgage Corp., Gold Pool
          B14009, 5.00%, 5/1/19...................      66,481           65,462
       Federal Home Loan Mortgage Corp., Gold Pool
          G11777, 5.00%, 10/1/20..................     493,989          485,354
       Federal Home Loan Mortgage Corp., Gold Pool
          G18156, 5.00%, 12/1/21..................     500,000          491,177
       Federal Home Loan Mortgage Corp., Gold Pool
          E75753, 5.50%, 3/1/14...................      31,616           31,724
       Federal Home Loan Mortgage Corp., Gold Pool
          E94694, 5.50%, 2/1/18...................      14,849           14,868
       Federal Home Loan Mortgage Corp., Gold Pool
          J03616, 5.50%, 10/1/21..................     490,199          489,816
       Federal Home Loan Mortgage Corp, Gold Pool
          C77936, 5.50% , 2/01/33.................      51,198           50,721
       Federal Home Loan Mortgage Corp., Gold Pool
          A10760, 5.50%, 6/1/33...................      10,576           10,475
       Federal Home Loan Mortgage Corp., Gold Pool
          A16536, 5.50%, 12/1/33..................      51,369           50,877
       Federal Home Loan Mortgage Corp., Gold Pool
          C01812, 5.50%, 4/1/34...................     284,381          281,660
       Federal Home Loan Mortgage Corp., Gold Pool
          A52827, 5.50%, 10/1/36..................     249,502          246,721
       Federal Home Loan Mortgage Corp., Gold Pool
          P20433, 6.00%, 10/1/31..................     499,851          503,990
       Federal Home Loan Mortgage Corp., Gold Pool
          A53123, 6.00%, 10/1/36..................     249,542          251,388
       Federal Home Loan Mortgage Corp., Series
          2750, Class OB, 4.00%, 7/15/15..........     201,000          197,791
       Federal Home Loan Mortgage Corp., Series
          3182, Class YB, 5.00%, 9/15/28..........     500,000          489,531
       Federal National Mortgage Association,
          5.25%, 9/15/16..........................     250,000          254,520
       Federal National Mortgage Association,
          5.375%, 7/15/16.........................     750,000          770,748
       Federal National Mortgage Association,
          5.68%, 11/27/15.........................     500,000          499,500
       Federal National Mortgage Association, Pool
          730353, 4.50%, 7/1/18...................      28,225           27,295
       Federal National Mortgage Association, Pool
          767658, 5.00%, 2/1/19...................     141,532          139,577
       Federal National Mortgage Association, Pool
          777737, 5.00%, 5/1/34...................     127,088          122,853


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Federal National Mortgage Association, Pool
          254188, 5.50%, 1/1/09...................     100,392          100,597
       Federal National Mortgage Association, Pool
          902291, 5.50%, 11/1/21..................     494,509          494,437
       Federal National Mortgage Association, Pool
          698979, 5.50%, 4/1/33...................      91,720           90,804
       Federal National Mortgage Association, Pool
          723874, 5.50%, 7/1/33...................      22,451           22,222
       Federal National Mortgage Association, Pool
          767299, 5.50%, 1/1/34...................      78,152           77,356
       Federal National Mortgage Association, Pool
          778316, 5.50%, 6/1/34...................     319,776          316,348
       Federal National Mortgage Association, Pool
          803745, 6.00%, 7/1/19...................     681,100          684,704
       Federal National Mortgage Association, Pool
          415971, 6.00%, 11/1/28..................      37,652           38,081
       Federal National Mortgage Association, Pool
          689659, 6.00%, 3/1/33...................      33,657           33,940
       Federal National Mortgage Association, Pool
          555528, 6.00%, 4/1/33...................      19,320           19,496
       Federal National Mortgage Association, Pool
          783382, 6.00%, 8/1/34...................     100,117          100,868
       Federal National Mortgage Association, Pool
          380839, 6.12%, 11/1/08..................     293,003          294,654
       Federal National Mortgage Association, Pool
          699436, 7.00%, 2/1/33...................      13,882           14,285
       Federal National Mortgage Association, Pool
          545210, 6.118%, 10/1/11(1)..............     175,239          179,589
       Federal National Mortgage Association,
          Series 2005-91, Class DA, 4.5%,
          10/25/20................................     670,865          649,167
       Government National Mortgage Association,
          Pool 782114, 5.00%, 9/15/36.............     496,673          483,096
       Government National Mortgage Association,
          Pool 80749, 5.125%, 10/20/33(1).........     300,940          304,721
       Government National Mortgage Association,
          Pool 621822, 5.50%, 12/15/33............      27,619           27,518
       Government National Mortgage Association,
          Pool 562508, 5.50%, 2/15/34.............      81,999           81,656
       Government National Mortgage Association,
          Pool 628111, 5.50%, 5/15/34.............     197,208          196,383
       Government National Mortgage Association,
          Pool 650209, 5.50%, 2/15/36.............     491,000          488,639
       Government National Mortgage Association,
          Pool 451883, 6.00%, 7/15/28.............      44,464           45,195
       Government National Mortgage Association,
          Pool 603650, 6.00%, 4/15/33.............      10,397           10,552


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Government National Mortgage Association,
          Pool 488259, 6.50%, 8/15/29.............      18,124           18,641
       Government National Mortgage Association,
          Pool 501012, 6.50%, 4/15/31.............       2,586            2,658
       Government National Mortgage Association,
          Series 2004-78, Class C, 4.658%,
          4/16/29.................................     250,000          241,894
       New Valley Generation II, Series 2001,
          5.572%, 5/1/20..........................      42,705           42,921
       Overseas Private Investment Corp., 3.74%,
          4/15/15.................................     142,402          135,154
     Asset-Backed Securities (1.06% of Partners'
       Capital)
       Alesco Preferred Funding LTD, Series 5A,
          Class C3, 6.31%, 12/23/34(1)............     200,000          199,852
       American Business Financial Services,
          Series 2002-2, 6.68%, 7/15/33...........     360,695          356,260
       Bank of America Funding Corp., Series 2006-
          5, Class 2A7, 6.00%, 9/25/36............     868,554          874,525
       Bank of America Mortgage Securities, Series
          2004-8, Class 2B1, 6.00%, 10/25/34......     234,133          232,105
       Bank of America Mortgage Securities, Series
          2005-5, 5.50%, 6/25/35..................     366,471          363,996
       Bear Stearns Adjustable Rate Mortgage
          Trust, Series 2003-1, Class 6A1, 5.06%,
          4/25/33(1)..............................     126,330          126,585
       Bear Stearns Adjustable Rate Mortgage
          Trust, Series 2003-1, Class 3A1, 5.39%,
          4/25/33(1)..............................     124,132          123,057
       Citicorp Mortgage Securities, Inc., Series
          2006-3, Class 1A6, 6.00%, 6/25/36(1)....     476,901          476,563
       Citigroup Mortgage Loan Trust, Inc., Series
          2004-HYB4, Class 3B2, 4.46%,
          12/25/34(1).............................     193,497          185,213
       Citigroup Mortgage Loan Trust, Inc., Series
          2005-1, Class 2A2B, 4.78%, 4/25/35(1)...     174,197          171,792
       Countrywide Alternative Loan Trust, Series
          2004-33, Class 2B1, 5.20%, 12/25/34(1)..     212,428          207,714
       Countrywide Alternative Loan Trust, Series
          2005-19CB, Class A4, 5.50%, 6/25/35.....     188,305          186,436
       Countrywide Home Loans, Series 2003-3,
          Class M6, 6.90%, 7/25/32(1).............      32,553           33,137
       Countrywide Home Loans, Series 2003-20,
          Class 1A14, CMO, 5.50%, 7/25/33.........     130,579          127,357
       CS First Boston Mortgage Securities Corp.,
          Series 2002-10, Class 1M2, 7.00%,
          5/25/32.................................     180,000          179,294
       CS First Boston Mortgage Securities Corp.,
          Series 2004-8, Class 4A4, 5.50%,
          12/25/34................................     131,075          129,432
       CS First Boston Mortgage Securities Corp.,
          Series 2005-5, Class 4A2, 6.25% ,
          7/25/35.................................     131,099          131,816
       CS First Boston Mortgage Securities Corp.,
          Series 2005-11, Class 7A2, 6.00%,
          12/25/35................................     242,606          242,574
       Credit Suisse Mortgage Capital Certificate,
          Series 2006-2, Class 4A11, 5.75%
          3/25/36.................................     326,293          326,367


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Credit Suisse Mortgage Capital Certificate,
          Series 2006-4, Class 3A2, 6.50%
          5/25/36.................................     184,380          186,436
       Diversified REIT Trust, Series 1999-1A,
          Class D, 6.78%, 3/18/11.................     135,000          135,270
       Drexel Burnham Lambert CMO Trust, Series V,
          Class 1, PO, 0.00%, 9/1/18..............      42,062           36,315
       First Horizon Alternative Mortgage
          Securities, Series 2005-FA5, Class 3A2,
          5.50%, 8/25/35..........................     271,564          267,963
       First Republic Mortgage Loan Trust, Series
          2000-FRB1, Class A2, 6.19%, 6/25/30(1)..     257,466          256,339
       GSR Mortgage Loan Trust, Series 2004-11,
          Class B2, 4.56%, 9/25/34(1).............     296,596          289,644
       GSR Mortgage Loan Trust, Series 2005-5F,
          Class 3A3, 5.00%, 6/25/35...............     269,179          261,110
       GSR Mortgage Loan Trust, Series 2005-9F,
          Class 6A2, 6.50%, 1/25/36...............     294,418          299,550
       Harborview Mortgage Loan Trust, Series,
          2004-7, Class 3A2, 4.68%, 11/19/34(1)...     174,042          171,846
       Impac Secured Assets Corp., Series 2002-3,
          Class M2, 7.18%, 8/25/32(1).............     200,000          202,519
       JP Morgan Mortgage Trust, Series 2004-A1,
          Class 3A2, 4.98%, 02/25/34(1)...........     206,565          203,362
       JP Morgan Mortgage Trust, Series 2004-A3,
          Class 3A2, 4.97%, 07/25/34(1)...........     162,697          159,035
       Master Asset Securitization Trust, Series
          2006-1, Class 1A5, 5.75%, 5/25/36.......     475,822          476,595
       Master Seasoned Securities Trust, Series
          2004-1, Class 15B2, 6.23%, 8/25/17(1)...     236,127          236,545
       Option One Mortgage Loan Trust, Series
          2005-1, Class M6, 7.00%, 2/25/35(1).....     250,000          252,686
       Residential Accredit Loans, Inc., Series
          2003-QS7, Class M2, 6.00%, 4/25/33......     127,341          125,479
       Residential Asset Funding Mortgage, Inc.,
          Series 2002-S17, Class A1, 5.00%,
          11/25/17................................     342,171          334,318
       Residential Asset Mortgage Products, Inc.,
          Series 2004-SL2, Class A1, 6.50%,
          10/25/16................................     113,956          115,443
       Residential Funding Mortgage Securities,
          Inc., Series 2002-S11, Class A1, 5.75%,
          8/25/17.................................     101,692          100,894
       Structured Asset Securities Corp., Series
          2003-4, Class A6, 5.00%, 2/25/33........     119,052          115,229
       Washington Mutual, Series 2003-S11, Class
          1A, 5.00%, 11/25/33.....................      75,028           72,291
       Washington Mutual, Series 2003-AR4, Class
          A6, 3.42%, 5/25/33......................     401,000          393,205
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2003-4, Class A15, 5.50%,
          6/25/33.................................     182,546          181,659


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                                     % OF
                                                      SHARES/                     PARTNERS'
                                                    PAR VALUE*     FAIR VALUE      CAPITAL
                                                    ----------   --------------   ---------

       Wells Fargo Mortgage Backed Securities
          Trust, Series 2003-K, Class 1A2, 4.49%,
          11/25/33(1).............................     159,451          153,225
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2004-W, Class B2, 4.63%,
          11/25/34(1).............................     198,643          192,153
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2004-S, Class A3, 3.54%,
          9/25/34(1)..............................     150,895          150,107
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2006-12, Class A17, 6.00%,
          10/25/36................................     665,000          665,003
     Corporate (0.41% of Partners' Capital)
       Consumer (0.00% of Partners' Capital)
          General Motors Acceptance Corp., 6.125%,
            1/22/08...............................      50,000           49,890
       Electric-Integrated (0.10% of Partners'
          Capital)
          Dominion Resources, Inc., 5.15%,
            7/15/15...............................     500,000          484,307
          Southern Power Co., 6.25%, 7/15/12......     500,000          516,600
       Finance (0.18% of Partners' Capital)
          Bank of America Corp., 5.375%, 8/15/11..     500,000          503,456
          CIT Group, Inc., 5.20%, 11/3/10.........     500,000          497,774
          General Electric Capital Corp., 5.375%,
            10/20/16..............................     500,000          500,666
          JP Morgan Chase & Co., 5.15%, 10/1/15...     325,000          318,926
       Multimedia (0.10% of Partners' Capital)
          Comcast Cable Communications, 6.75%,
            1/30/11...............................     475,000          497,700
          Walt Disney Co., 5.625%, 9/15/16........     500,000          503,479
       REIT (0.03% of Partners' Capital)
          Weingarten Realty Corp., 4.99%, 9/3/13..     375,000          364,114
                                                                 --------------
          Total United States.....................                   37,357,024
                                                                 --------------
          Total Fixed Income (Cost $37,524,760)...                   37,357,024       3.69%
                                                                 --------------
Option
  United States
     Index (0.02% of Partners' Capital)
       iShares MSCI Emerging Markets Index
          Fund -- Put Option (Strike Price $92.52,
          Expiration 4/2/07)(2)...................     308,052          186,525
                                                                 --------------
          Total United States.....................                      186,525
                                                                 --------------
          Total Option (Cost $1,896,000)..........                      186,525       0.02%
                                                                 --------------
          Total Investments in Securities (Cost
            $134,852,417).........................                  139,502,830      13.79%
                                                                 --------------
            Total Investments (Cost
               $905,482,597)......................               $1,035,604,050     102.40%
                                                                 ==============




--------

* Shares or par value is listed for each investment if it is applicable for that investment type.

CMO -- Collateralized Mortgage Obligation

PO -- Principal Only

REIT -- Real Estate Investment Trust

(1) Security is a "variable rate" bond. The rate reflected is as of December 31, 2006.

(2) Non-income producing security, unless otherwise indicated.




                 See accompanying notes to financial statements.

                           THE ENDOWMENT MASTER FUND, L.P.
                               (A LIMITED PARTNERSHIP)

                               STATEMENT OF OPERATIONS
                            YEAR ENDED DECEMBER 31, 2006




Investment income:
  Dividend income (net of foreign tax of $334,358).................  $ 2,012,438
  Interest income..................................................    1,268,460
                                                                     -----------
     Total investment income.......................................    3,280,898
                                                                     -----------
Expenses:
  Management fees..................................................    5,782,079
  Administration fees..............................................      350,022
  Legal fees.......................................................       99,697
  Professional fees................................................      102,225
  Custodian fees...................................................      102,652
  Directors fees...................................................       79,833
  Other expenses...................................................      279,981
                                                                     -----------
     Total expenses................................................    6,796,489
                                                                     -----------
Net investment loss................................................   (3,515,591)
                                                                     -----------
Net realized and unrealized gain from investments:
  Net realized gain from investments...............................    8,627,340
  Realized gains from capital gain distributions...................    8,257,202
  Net unrealized gain from investments.............................   64,798,835
                                                                     -----------
     Net realized and unrealized gain from investments.............   81,683,377
                                                                     -----------
       Net increase in partners' capital resulting from
          operations...............................................  $78,167,786
                                                                     ===========




                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                    STATEMENT OF CHANGES IN PARTNERS' CAPITAL
                     YEARS ENDED DECEMBER 31, 2006 AND 2005




Partners' capital at December 31, 2004...........................  $  280,216,027
Contributions....................................................      73,321,507
Distributions....................................................     (11,808,134)
Net increase in partners' capital resulting from operations:
  Net investment loss............................................      (1,478,351)
  Net realized gain from investments.............................       3,533,829
  Net unrealized gain from investments...........................      32,384,181
                                                                   --------------
     Net increase in partners' capital resulting from
       operations................................................      34,439,659
                                                                   --------------
Partners' capital at December 31, 2005...........................     376,169,059
                                                                   --------------
Contributions....................................................     613,013,510
Distributions....................................................     (56,054,941)
Net increase in partners' capital resulting from operations:
  Net investment loss............................................      (3,515,591)
  Net realized gain from investments.............................      16,884,542
  Net unrealized gain from investments...........................      64,798,835
                                                                   --------------
     Net increase in partners' capital resulting from
       operations................................................      78,167,786
                                                                   --------------
Partners' capital at December 31, 2006...........................  $1,011,295,414
                                                                   ==============




                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 2006



                                                                        2006
                                                                   -------------


Cash flow from operating activities:
  Net increase in partners' capital resulting from operations....  $  78,167,786
  Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating
     activities:
     Purchases of investments....................................   (665,584,530)
     Proceeds from disposition of investments....................     87,178,263
     Net realized gain from investments..........................    (16,884,542)
     Net unrealized gain from investments........................    (64,798,835)
     Accretion of bond discount, net.............................       (213,170)
     Increase in prepaid contributions to Investment Funds.......    (62,400,000)
     Decrease in interest and dividends receivable...............        280,725
     Decrease in Investment Funds receivable.....................        349,183
     Increase in prepaids and other assets.......................        (32,369)
     Increase in management fees payable.........................      1,327,154
     Increase in offshore withholding tax payable................        208,592
     Increase in administration fees payable.....................         67,520
     Increase in accounts payable and accrued expenses...........         41,464
                                                                   -------------
       Net cash used in operating activities.....................   (642,292,759)
                                                                   -------------
Cash flow from financing activities:
     Borrowings on line of credit................................     53,086,219
     Repayments on line of credit................................    (67,476,645)
     Increase in subscriptions received in advance...............     85,422,935
     Increase in redemption payable..............................     17,746,498
     Contributions from partners.................................    613,013,510
     Distributions to partners...................................    (56,054,941)
                                                                   -------------
       Net cash provided by financing activities.................    645,737,576
                                                                   -------------
Net increase in cash and cash equivalents........................      3,444,817
Cash and cash equivalents at beginning of year...................        290,074
                                                                   -------------
Cash and cash equivalents at end of year.........................  $   3,734,891
                                                                   =============
Supplemental disclosure of cash activity:
     Cash paid for interest......................................  $      61,797



                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

(1)  ORGANIZATION

     The Endowment Master Fund, L.P. (the "Fund") is a limited partnership organized under the laws of the state of Delaware. The Fund began operations in April 2003 ("Inception"). The Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

     The Fund's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies, offshore corporations (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and derivative instruments. The Fund is primarily a "fund of funds" and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Fund's investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

     The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the "General Partner"). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the "Board" and each member a "Director") its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Fund's business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

     The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the "Adviser"), to manage the Fund's portfolio and operations, pursuant to an investment management agreement (the "Investment Management Agreement"). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the "Investment Committee"), which is responsible for developing, implementing, and supervising the Fund's investment program subject to the ultimate supervision of the Board.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

  (a)  BASIS OF ACCOUNTING

     The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP").

  (b)  CASH EQUIVALENTS

     The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

  (c)  INVESTMENT SECURITIES TRANSACTIONS

     The Fund records security transactions on a trade-date basis.

     Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

     Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

  (d)  VALUATION OF INVESTMENTS

     The valuation of the Fund's investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is calculated by BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's independent administrator (the "Independent Administrator") in consultation with the Adviser. The valuation procedures of the Fund's underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

     Investments held by the Fund are valued as follows:

     - INVESTMENT FUNDS -- Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds, as appropriate.

     - SECURITIES LISTED ON A SECURITIES EXCHANGE -- Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the "bid" and "ask" prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Fund's net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

     - OPTIONS -- Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing "bid" and "ask" prices for such options on the date of determination.

     - SECURITIES NOT ACTIVELY TRADED -- The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

     - OTHER -- Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund's value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

  (e)  INVESTMENT INCOME

     Generally, the values of the investments in Investment Funds are determined whereby the Fund records the investment at its acquisition cost and the value is adjusted to reflect the Fund's share of the income or loss (including realized gains and losses) and additional contributions or withdrawals from the Investment Funds. In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the cost basis results in a realized gain. The net changes in unrealized appreciation or depreciation of investments in Investment Funds is included in net unrealized gains (losses) from investments and is reflected in the value of the Investment Funds.

     For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

  (f)  FUND EXPENSES

     Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund's net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes and taxes withheld on non-US dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

  (g)  INCOME TAXES

     The Fund itself is not subject to income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund's financial statements.

  (h)  USE OF ESTIMATES

     The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

  (i)  ORGANIZATIONAL EXPENSES

     The Fund's organizational expenses (the "Organizational Expenses") were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Fund reporting purposes upon commencement of operations.

  (j)  NEW ACCOUNTING PRONOUNCEMENTS

     During July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the adoption of FIN 48 will materially impact the Fund's financial statements.

     During September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will impact the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

(3)  PARTNERS' CAPITAL ACCOUNTS

  (a)  ISSUANCE OF INTERESTS

     Upon receipt from an eligible investor of an initial or additional application for interests (the "Interests"), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's limited partnership agreement (the "LP Agreement"). The Fund reserves the right to reject any applications for subscription of Interests.

  (b)  ALLOCATION OF PROFITS AND LOSSES

     For each fiscal period, generally monthly, net profits or net losses of the Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month or any repurchases of Interests.

  (c)  REPURCHASE OF INTERESTS

     A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at the partner's discretion at any time. However, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Fund's offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Fund.

(4)  INVESTMENTS IN PORTFOLIO SECURITIES

     As of December 31, 2006, the Fund had investments in Investment Funds, registered investment companies, options and marketable securities in a separately managed account, which is managed by a sub-adviser ("Sub-Adviser"). The $77,500,000 in prepaid contribution to Investment Funds as of December 31, 2006 represents funding of a portion of the January 2007 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners or advisors in the form of management fees ranging up to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging up to 25% of an Investment Fund's net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.

     In general, most of the Investment Funds in which the Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund's governing documents, have the ability to deny or delay a redemption request.

     For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $662,107,750 and $85,914,201 respectively.

     The cost of the Fund's underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The allocated taxable income is generally reported to the Fund by its underlying investments on Schedules K-1, 1099's or PFIC statements.

     The underlying investments generally do not provide the Fund with tax reporting information until well after year end and as a result, the Fund is unable to calculate the year end tax cost of its investments until after year end, when the Fund's tax return is completed. The book cost and tax cost of the Fund's investments as of 12/31/05 was $309,978,618 and $337,117,979,
respectively. The Fund's book cost as of 12/31/06 was $905,482,597 resulting in an accumulated net unrealized appreciation of $130,121,453 consisting of $136,129,433 in gross unrealized appreciation and $6,007,980 in gross unrealized depreciation.

(5)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the value of the investment in such

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)  DUE FROM BROKERS

     The Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Fund is subject to credit risk to the extent any broker with whom the Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Fund's behalf. The Fund monitors the financial condition of the brokers with which the Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7)  ADMINISTRATION AGREEMENT

     In consideration for administrative, accounting, and recordkeeping services, the Fund will pay the Independent Administrator a monthly administration fee (the "Administration Fee") based on the month end net assets of the Fund. The Fund is charged, on an annual basis, 8 basis points on Fund net assets of up to $100 million, 7 basis points on Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

     The fees for Fund administration will be paid out of the Fund's assets, which will decrease the net profits or increase the net losses of the partners in the Fund. As of December 31, 2006, the Fund had $1,011,295,414 in net assets. The total administration fee incurred for the year ended December 31, 2006 was $350,022.

(8)  RELATED PARTY TRANSACTIONS

  (a)  INVESTMENT MANAGEMENT FEE

     In consideration of the advisory and other services provided by the Adviser to the Fund pursuant to the Investment Management Agreement, the Fund will pay the Adviser an investment management fee (the "Investment Management Fee"), equal to 1.00% on an annualized basis of the Fund's net assets calculated based on the Fund's net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to or debited against the capital accounts of its limited partners. For the year ended December 31, 2006, $5,782,079 was incurred for Investment Management Fees.

  (b)  PLACEMENT AGENTS

     The Fund may engage one or more placement agents (each, a "Placement Agent") to solicit investments in the Fund. Sanders Morris Harris, Inc. ("SMH"), an affiliate of the General Partner and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMH is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)  INDEBTEDNESS OF THE FUND

     Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund's investment restrictions and certain investment limitations under the 1940 Act,

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006 -- (CONTINUED)

including for example, the Fund's leverage limitations, the Fund will not "look through" Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund's investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund's risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Fund has made a capital commitment. For some Investment Funds in which the Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Fund, in certain instances, may commit to fund up to twice its initial capital commitment. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

     The Fund maintains a credit facility for which the investments of the Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Fund's fundamental policies provide that the Fund cannot borrow more than 10% of the value of the Fund's net assets. As of December 31, 2006, no borrowings were outstanding under the credit facility. The weighted average interest rate paid on the line of credit during the year was 7.37%.

(10)  FINANCIAL HIGHLIGHTS


                                                                                             PERIOD
                                                                                         APRIL 1, 2003
                               YEAR ENDED          YEAR ENDED          YEAR ENDED        (INCEPTION) TO
                           DECEMBER 31, 2006   DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
                           -----------------   -----------------   -----------------   -----------------


Net investment loss to
  average partners'
  capital(1).............             (0.61)%            (0.44)%             (0.92)%             (0.26)%
Expenses to average
  partners' capital(1)...              1.18%              1.19%               1.40%               0.66%
Portfolio Turnover.......             15.31%             12.65%              10.29%              11.90%
Total Return(2)..........             12.37%             10.40%               8.90%              21.66%
Partners' capital, end of
  period.................    $1,011,295,414       $376,169,059        $280,216,027        $109,262,447
Average amount of
  borrowings outstanding
  during the period......    $      145,442       $    762,381        $    233,334                  --


     An investor's return (and operating ratios) may vary from those reflected based on different fee arrangements and the timing of capital transactions.

--------

   (1) Ratios are calculated by dividing the indicated amount by average partners' capital measured at the end of each month during the period. The 2003 ratios have been annualized.

   (2) Calculated as geometrically linked monthly returns for each month in the period. Performance prior to March 10, 2004 reflects pre-registration performance; thus returns may have differed had the Fund been subject to the regulations of the 1940 Act since inception.

(11)  SUBSEQUENT EVENT

     The Adviser recommended to the Board that a tender offer in an amount of up to $100,000,000 be made, based on the projected March 31, 2007 net asset value of the Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring February 28, 2007 was sent out to the partners in the Fund.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                DECEMBER 31, 2006

DIRECTORS AND OFFICERS

     The Fund's operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund's day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

     The Directors and officers of the Fund may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the "Fund Complex"). The tables below show, for each Director and executive officer, his or her full name, address and age (as of December 31, 2006), the position held with the Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Director, and other directorships held by such Director.

  INTERESTED DIRECTORS


                                                                      NUMBER OF
                     POSITIO-                                         PORTFOLIOS
                       N(S)      LENGTH                                IN FUND         OTHER
                       HELD        OF                                 COMPLEX(2)   DIRECTORSHIPS
NAME, ADDRESS AND      WITH       TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
AGE                    FUND      SERVED    DURING THE PAST 5 YEARS     DIRECTOR       DIRECTOR
-----------------    --------   --------   -----------------------   -----------   -------------


John A.              Directo-   Since      Member, Investment             3              0
Blaisdell(1)         r,         January    Committee of the
Age: 46              Co-        2004       Adviser, since January
Address: c/o The     Princi-               2004; Managing Director
Endowment Master     pal                   of Salient, since
Fund L.P.            Execu-                December 2002; Chief
4265 San Felipe,     tive                  Executive Officer of
Suite 900,           Officer               Wincrest Ventures,
Houston, Texas                             L.P., 1997-2002.
77027
Andrew B.            Directo-   Since      Member, Investment             3              0
Linbeck(1)           r,         January    Committee of the
Age: 42              Co-        2004       Adviser, since January
Address: c/o The     Princi-               2004; Managing Director
Endowment Master     pal                   of Salient, since
Fund L.P.            Execu-                August 2002; Partner
4265 San Felipe,     tive                  and executive officer
Suite 900,           Officer               of The Redstone
Houston, Tx 77027                          Companies, L.P. and
                                           certain affiliates
                                           thereof (collectively,
                                           ''Redstone"), 1998-
                                           2002.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                      NUMBER OF
                     POSITIO-                                         PORTFOLIOS
                       N(S)      LENGTH                                IN FUND         OTHER
                       HELD        OF                                 COMPLEX(2)   DIRECTORSHIPS
NAME, ADDRESS AND      WITH       TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
AGE                    FUND      SERVED    DURING THE PAST 5 YEARS     DIRECTOR       DIRECTOR
-----------------    --------   --------   -----------------------   -----------   -------------

A. Haag Sherman(1)   Directo-   Since      Member, Investment             3              0
Age: 41              r, Co-     January    Committee of the
Address: c/o The     Princi-    2004       Adviser, since January
Endowment Master     pal                   2004; Managing Director
Fund L.P.            Execu-                of Salient, since
4265 San Felipe,     tive                  August 2002; Partner
Suite 900,           Officer               and executive officer
Houston, Tx 77027                          of Redstone, 1998-2002.
Mark W. Yusko(1)     Director   Since      Member, Investment             3              0
Age: 43                         January    Committee of the
Address: c/o The                2004       Adviser, since January
Endowment Master                           2004; President of
Fund L.P.                                  Morgan Creek Capital
4265 San Felipe,                           Management, since July
Suite 900,                                 2004; Principal,
Houston, Tx 77027                          Hatteras Capital
                                           Management, since
                                           September 2003; Chief
                                           Investment Officer of
                                           the University of North
                                           Carolina at Chapel
                                           Hill, 1998-2004


--------

   (1) This person's status as an "interested" director arises from his affiliation with Salient Partners, L.P. ("Salient"), which itself is an affiliate of The Endowment Registered Fund, L.P. (the "Registered Fund"), the Fund, The Endowment TEI Fund, L.P. (the "TEI Fund"), and the Adviser.

   (2) The Fund Complex includes the Registered Fund, the TEI Fund and the Fund.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

  INDEPENDENT DIRECTORS


                                                                   NUMBER OF
                     POSITIO-                                      PORTFOLIOS
                       N(S)      LENGTH                             IN FUND         OTHER
                       HELD        OF            PRINCIPAL         COMPLEX(1)   DIRECTORSHIPS
NAME, ADDRESS AND      WITH       TIME     OCCUPATION(S) DURING   OVERSEEN BY      HELD BY
AGE                    FUND      SERVED      THE PAST 5 YEARS       DIRECTOR       DIRECTOR
-----------------    --------   --------   --------------------   -----------   -------------


Bob L. Boldt         Director   Since      Chief Executive             3        None
Age: 58                         January    Officer, University
Address: c/o The                2005       of Texas Investment
Endowment Master                           Management Co. 2002-
Fund L.P.                                  2006; Managing
4265 San Felipe,                           Director, Pivotal
Suite 900,                                 Asset Management
Houston, Tx 77027                          from 2000-2002;
                                           Senior Investment
                                           Officer for
                                           California Public
                                           Employee Retirement
                                           System from 1995-
                                           2000.
Jonathan P.          Director   Since      Private investor for        3        None
Carroll                         January    the past five years.
Age: 45                         2004
Address: c/o The
Endowment Master
Fund L.P.
4265 San Felipe,
Suite 900,
Houston, Tx 77027

Richard C. Johnson   Director   Since      Senior Counsel for          3        None
Age: 69                         January    Baker Botts LLP
Address: c/o The                2004       since 2002; Managing
Endowment Master                           Partner for Baker
Fund L.P.                                  Botts from 1998-
4265 San Felipe,                           2002; practiced law
Suite 900,                                 at Baker Botts from
Houston, Tx 77027                          1966-2002 (from 1972
                                           to 2002 as a
                                           partner)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

                                                                   NUMBER OF
                     POSITIO-                                      PORTFOLIOS
                       N(S)      LENGTH                             IN FUND         OTHER
                       HELD        OF            PRINCIPAL         COMPLEX(1)   DIRECTORSHIPS
NAME, ADDRESS AND      WITH       TIME     OCCUPATION(S) DURING   OVERSEEN BY      HELD BY
AGE                    FUND      SERVED      THE PAST 5 YEARS       DIRECTOR       DIRECTOR
-----------------    --------   --------   --------------------   -----------   -------------

G. Edward Powell     Director   Since      Principal of Mills          3        Sterling
Age: 70                         January    & Stowell from March                 Bancshares,
Address: c/o The                2004       2002 to present;                     Inc.; Energy
Endowment Master                           Principal of                         Services
Fund L.P.                                  Innovation Growth                    Interna-
4265 San Felipe,                           Partners in 2002;                    tional, Inc.
Suite 900,                                 From 1994-2002, Mr.
Houston, Tx 77027                          Powell provided
                                           consulting services
                                           to emerging and
                                           middle market
                                           businesses; Managing
                                           Partner for Houston
                                           office of Price
                                           Waterhouse  & Co.
                                           from 1982 to his
                                           retirement in 1994.
Scott F. Schwinger   Director   Since      Senior Vice                 3        None
Age: 41                         January    President, Chief
Address: c/o The                2004       Financial Officer
Endowment Master                           and Treasurer of the
Fund L.P.                                  Houston Texans
4265 San Felipe,
Suite 900,
Houston, Tx 77027

Scott W. Wise        Director   Since      Senior Vice                 3        None
Age: 57                         January    President and
Address: c/o The                2004       Treasurer, Rice
Endowment Master                           University for the
Fund L.P.                                  past five years.
4265 San Felipe,
Suite 900,
Houston, Tx 77027


--------

   (1) The Fund Complex includes the Registered Fund, the TEI Fund and the Fund.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

  OFFICERS OF THE FUND WHO ARE NOT DIRECTORS


                                                                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             POSITION(S) HELD WITH FUND         DURING THE PAST 5 YEARS
---------------------           ------------------------------   ------------------------------


Jeremy L. Radcliffe             Chief Compliance Officer         Managing Director of Adviser,
Age: 32                                                          since January 2004; Partner
Address: c/o The Endowment                                       and Managing Director of
Master Fund L.P.                                                 Salient, since August 2002;
4265 San Felipe, Suite 900,                                      Partner and officer of
Houston, Tx 77027                                                Redstone, 1998-2002.

John E. Price                   Treasurer; Principal Financial   Director and Chief Financial
Age: 39                         Officer                          Officer of the Adviser, since
Address: c/o The Endowment                                       January 2004; Partner and
Master Fund L.P.                                                 Director of Salient, since
4265 San Felipe, Suite 900,                                      October 2003; Controller of
Houston, Tx 77027                                                Wincrest Ventures, L.P., 1997-
                                                                 2003.

Adam L. Thomas                  Secretary                        Director of Adviser since
Age: 32                                                          January 2004; Partner and
Address: c/o The Endowment                                       Director of Salient, since
Master Fund L.P.                                                 September 2002; Associate at
4265 San Felipe, Suite 900,                                      Redstone, 2001-2002; Associate
Houston, Tx 77027                                                at Albrecht & Associates Inc.,
                                                                 August 1996 through August
                                                                 1999. Attended University of
                                                                 Texas Business School, 1999-
                                                                 2001.


COMPENSATION FOR DIRECTORS

     The Fund, the Registered Fund and the TEI Fund together pay each Independent Director an annual fee of $10,000, which is paid quarterly, a fee of $2,500 per Board meeting and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2006 -- (CONTINUED)

ALLOCATION OF INVESTMENTS

     The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2006.


ASSET CLASS(1)                                           FAIR VALUE        %
--------------                                         --------------   ------


Domestic Equity......................................  $  154,230,694    14.89
International Equity.................................     179,125,197    17.29
Opportunistic Equity.................................      85,294,243     8.24
Absolute Return......................................     170,285,007    16.44
Real Estate..........................................      64,396,073     6.22
Natural Resources....................................     130,037,011    12.56
Private Equity.......................................      60,461,239     5.84
Fixed Income.........................................      42,653,004     4.12
Enhanced Fixed Income................................     142,262,725    13.74
Debt Fund............................................       6,858,857     0.66
                                                       --------------   ------
TOTAL INVESTMENTS....................................  $1,035,604,050   100.00%
                                                       --------------   ------



--------

   (1) The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

FORM N-Q FILINGS

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

     The Fund's private placement memorandum (the "PPM") includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

ITEM 2. CODE OF ETHICS.

     (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

     (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

[DESCRIBE THE NATURE OF THE FEES LISTED BELOW.]

                     CURRENT YEAR   PREVIOUS YEAR
                     ------------   -------------
Audit Fees              $7,000          $3,000
Audit-Related Fees      $    0          $    0
Tax Fees                $    0          $5,000
All Other Fees          $    0          $    0

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissable non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

CURRENT YEAR   PREVIOUS YEAR
------------   -------------
0%                   0%

(f)  Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

CURRENT YEAR   PREVIOUS YEAR
------------   -------------
$0                   $0

(h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included as Exhibit 12(a)(4).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE ADVISER'S INVESTMENT COMMITTEE MEMBERS

     The Investment Committee is responsible for the day-to-day management of the Fund's portfolio. The Endowment Master Fund, L.P. (the "Master Fund"), The Endowment TEI Fund, L.P. (the "TEI Fund") and The Endowment Registered Fund, L.P. (the "Registered Fund") are registered investment companies (collectively, the "Fund Complex" and each individually the "Fund"). The members of the Investment Committee (each an "Investment Committee Member") are: Messrs. John
A. Blaisdell, Andrew B. Linbeck, A. Haag Sherman and Mark W. Yusko.

     Mr. Blaisdell has served as an Investment Committee Member since January 2004 and Managing Director of Salient Partners, L.P. ("Salient") since December 2002. Previously, he held the position of Chief Executive Officer of Wincrest Ventures, L.P. (from 1997-2002). Mr. Linbeck has served as an Investment Committee Member since January 2004 and Managing Director of Salient since August 2002. Previously, he held the position of Partner and executive officer of The Redstone Companies, L.P. and certain affiliates thereof (from 1998-2002). Mr. Sherman has served as an Investment Committee Member since January 2004 and Managing Director of Salient since August 2002. Previously, he held the position of Partner and executive officer of Redstone (from 1998-2002). Mr. Yusko has served as an Investment Committee Member since January 2004. He is also President of Morgan Creek Capital Management (since July 2004) and Principal of Hatteras Capital Management (since September 2003). Previously, Mr. Yusko held the position of Chief Investment Officer of the University of North Carolina at Chapel Hill (from 1998-2004). Each member of the Investment Committee reviews asset allocation recommendations by the Adviser's staff, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

     The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment companies with investment programs similar to the Fund's.

OTHER ACCOUNTS MANAGED BY THE INVESTMENT ADVISER

     Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2006: (i) the number of registered investment companies (including the Fund), other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

                      Registered Investment       Pooled Investment
                       Companies Managed by      Vehicles Managed by            Other Accounts
                       Investment Committee      Investment Committee       Managed by Investment
                              Member                    Member                 Committee Member
Name of Investment   -----------------------   -----------------------   ---------------------------
 Committee Member    Number    Total Assets    Number    Total Assets    Number      Total Assets
------------------   ------   --------------   ------   --------------   ------   ------------------
John A. Blaisdell       3     $1.011 billion      4     $  309 million    >724    >1.013 billion (1)
Andrew B. Linbeck       3     $1.011 billion      4     $  309 million    >724    >1.013 billion (1)
A. Haag Sherman         3     $1.011 billion      4     $  309 million    >724    >1.013 billion (1)
Mark W. Yusko           8     $1.258 billion     14     $1.125 billion      10    >1.100 billion (2)

(1) Messrs. Blaisdell, Linbeck and Sherman serve as principal executive officers of Salient, which owns Salient Trust Co., LTA, a trust company chartered under the laws of the state of Texas. In such capacities, Messrs. Blaisdell, Linbeck and Sherman have investment responsibilities on the clients of such entities. However, the number of accounts and asset figures cited in the table relate to the accounts and assets over which Messrs. Blaisdell, Linbeck and Sherman have discretion in their capacities as principal executive officers of such entities.

(2) $133 million included in Total Assets of Other Pooled Vehicles Managed is also included in Total Assets of Other Separate Discretionary Accounts Managed.

                        Registered Investment       Pooled Investment Vehicles
                         Companies Managed by               Managed by             Other Accounts Managed by
                     Investment Committee Member    Investment Committee Member   Investment Committee Member
                     ---------------------------   ----------------------------   ---------------------------
                                   Total Assets                   Total Assets                  Total Assets
                     Number with       with        Number with        with        Number with       with
Name of Investment   Performance    Performance    Performance     Performance    Performance    Performance
 Committee Member     Based Fees    Based Fees      Based Fees     Based Fees      Based Fees    Based Fees
------------------   -----------   ------------    -----------   --------------   -----------   ------------
John A. Blaisdell          0       $  0                  2       $  256 million         0            $0
Andrew B. Linbeck          0       $  0                  2       $  256 million         0            $0
A. Haag Sherman            0       $  0                  2       $  256 million         0            $0
Mark W. Yusko              5       $247 million         14       $1.125 billion        10            $0(1)(2)

(1) Mr. Yusko, in his capacities as president of Morgan Creek Capital Management and principal of Hatteras Capital Management, has investment responsibilities on certain clients of such entities.

(2) $133 million included in Total Assets of Other Pooled Vehicles Managed is also included in Total Assets of Other Separate Discretionary Accounts Managed.

CONFLICTS OF INTEREST OF THE ADVISER

     From time to time, potential conflicts of interest may arise between an Investment Committee Member's management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, "other accounts"), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

     Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Investment Committee Member's day-to-day management of a Fund. Because of their positions with the Fund, the Investment Committee Members know the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the Investment Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

     Investment Opportunities. A potential conflict of interest may arise as a result of the Investment Committee Member's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Investment Committee Member, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Performance Fees. An Investment Committee Member may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

COMPENSATION TO INVESTMENT COMMITTEE MEMBERS

     Messrs. Blaisdell, Linbeck, Sherman and Yusko own equity interests in the Adviser. As it relates to the Fund and other funds within the Fund Complex, Messrs. Blaisdell, Linbeck, Sherman and Yusko receive all of their compensation based on the size of the Fund and the other funds within the Fund Complex and the management and advisory fees charged thereon. Accordingly, they believe that a significant driver of their compensation is the performance of the Fund and the Fund Complex, which has a significant bearing on the ability to raise additional assets. Messrs. Blaisdell, Linbeck, Sherman and Yusko also own equity in the general partner of another fund, and are compensated directly on performance (based on an incentive allocation) and the size of the fund's asset base. In addition, Messrs. Blaisdell, Linbeck and Sherman are partners and principal executive officers of Salient and related affiliates and subsidiaries (collectively, the "Salient Group"), which pays them a base salary (but no bonus) and is obligated to make distributions of profits to them, as well as the other partners, on an annual basis. These individuals are responsible for the investment processes and management of the Salient Group. Messrs. Blaisdell, Linbeck and Sherman believe that to the extent that they are successful in their investment endeavors, the greater the number of assets over time and the more significant their compensation from the Salient Group.

     Mr. Yusko is a partner of Morgan Creek Capital Management, which pays him a base salary and is anticipated to make distributions of profits above and beyond that which is necessary to operate the business. Mr. Yusko is chiefly responsible for the investment processes and management of Morgan Creek Capital Management which manages and provides investment advisory services to other registered investment companies, pooled investment vehicles and other accounts. Morgan Creek Capital Management is compensated directly on performance (based on "incentive fees" and asset size). Mr. Yusko believes that to the extent that he and the staff at Morgan Creek Capital Management are successful in their investment endeavors, the greater the number of assets over time and the more significant their compensation.

SECURITIES OWNERSHIP OF INVESTMENT COMMITTEE MEMBERS

     The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2006 by each Investment Committee Member
(2).

Investment Committee Member         Master Fund        Registered Fund        TEI Fund
---------------------------   ----------------------   ---------------   ------------------
John A. Blaisdell                 over $1,000,000      over $1,000,000   $100,001 to $500,000
Andrew B. Linbeck                 over $1,000,000      over $1,000,000   $100,001 to $500,000
A. Haag Sherman                   over $1,000,000      over $1,000,000   $100,001 to $500,000
Mark W. Yusko                 $500,001 to $1,000,000         $0                  $0


(2) Includes the portion of investments made by the Salient Group beneficially owned and personal investments

PORTFOLIO MANAGER COMPENSATION

     Mr. Adam L. Thomas has significant day-to-day duties in the management of the portfolio of the Fund, including providing analysis and recommendations on asset allocation and Investment Fund selection to the Investment Committee. Mr. Thomas owns equity interests in the Adviser. In addition, Mr. Thomas receives an additional interest in a portion of the revenues of the Adviser. As it relates to the Fund and other funds within the Fund Complex, Mr. Thomas receives all of his compensation based on the size of the Fund and the other funds within the Fund Complex and the management and advisory fees charged thereon. Accordingly, he believes that a significant driver of his compensation is the performance of the Fund and the Fund Complex, which has a significant bearing on the ability to raise additional assets. Mr. Thomas also owns equity in the general partner of another fund (and Mr. Thomas also owns a interest in a portion of the revenues derived by such general partner), and is compensated directly on performance (based on an incentive allocation) and the size of the fund's asset base (as of December 31, 2006, this fund's asset base was approximately $116 million). In addition, Mr. Thomas is a partner and officer of entities within the Salient Group, which pay him a base salary and he may receive a bonus, and Salient is obligated to make distributions of profits to him, as well as the other partners, on an annual basis. Mr. Thomas believes that to the extent that he is successful in his investment endeavors, the greater the number of assets over time and the more significant his compensation from the Salient Group will be.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGER

     The table below shows the dollar range of shares of the Fund beneficially owned as of December 31, 2006, by Mr. Thomas (3):

     Master          Registered             TEI
     ------       ---------------   -------------------
over $1,000,000   over $1,000,000   $100,001 - $500,000

(3) Includes the portion of investments made by the Salient Group beneficially owned

THE SUB-ADVISER

     In accordance with the Investment Management Agreement, the Adviser has engaged Tanglewood Asset Management, LLC ("Tanglewood") as a sub-adviser (the "Sub-Adviser") to manage portions of the Master Fund's traditional fixed income investment portfolio. Tanglewood does not invest in Investment Funds, but rather invests directly in debt securities and open and closed end funds.

     Tanglewood is a North Carolina limited liability company, is registered as an investment adviser under the Advisers Act, and is located at 110 Oakwood Drive, Suite 210, Winston-Salem, NC 27103. Tanglewood offers advisory and portfolio management services for fixed income, equity, and balanced accounts. Tanglewood manages a moderate duration fixed income portfolio for the Master Fund, the fees for which are 0.25%, on an annualized basis, for the first $10 million of assets managed, 0.20% on the next $20 million, and 0.15% thereafter.

SUB-ADVISER PRINCIPALS

     Persons responsible for the day-to-day management of the portions of the Fund's assets that are managed by Tanglewood are: Wayne Forrest Morgan, Samuel Meador Gibbs, II, and Alfred Reiner Guenthner (each, a "Principal"). Other Accounts Managed by the Sub-Adviser

     Certain Principals who are primarily responsible for the day-to-day management of certain portions of the Master Fund's assets, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2006: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by these Principals and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

     The table below includes only those Tanglewood Principals who are primarily involved in the portfolio management of the Master Fund's assets:

                       Registered Investment       Pooled Investment
                             Companies              Vehicles Managed         Other Accounts
                       Managed by Principal(1)        by Principal        Managed by Principal(2)
                      ------------------------   ---------------------   ------------------------
Name of Principal       Number   Total Assets    Number   Total Assets     Number   Total Assets
-----------------       ------   ------------    ------   ------------     ------   ------------
Wayne F. Morgan            1     $46 million        2      $8 million         8     $495 million
Samuel M. Gibbs, II        0     $ 0                0      $0                 0     $  0
Alfred R. Guenthner        0     $ 0                0      $0                41     $ 68 million

(1) The Endowment Master Fund account is the only Registered Investment Company managed by Tanglewood.

(2) Excludes Investment Management Companies and Pooled Investment Vehicle Accounts.

                         Registered Investment           Pooled Investment
                               Companies                  Vehicles Managed               Other Accounts
                          Managed by Principal              by Principal              Managed by Principal
                      ---------------------------   ---------------------------   ----------------------------
                                     Total Assets                  Total Assets                   Total Assets
                       Number with       with        Number with       with        Number with        with
                      Performance-    Performance   Performance-    Performance   Performance-    Performance
Name of Principal     e-Based Fees   e Based Fees   e-Based Fees   e Based Fees   e-Based Fees    e Based Fees
-----------------     ------------   ------------   ------------   ------------   ------------   -------------
Wayne F. Morgan             0             $0              0             $0              1         $58 million
Samuel M. Gibbs, II         0             $0              0             $0              0         $ 0
Alfred R. Guenthner         0             $0              0             $0              0         $ 0

CONFLICTS OF INTEREST OF THE SUB-ADVISER

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Master Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, "other accounts"), on the other. The other accounts might have similar investment objectives or strategies as the Master Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Master Fund. The other accounts might also have different investment objectives or strategies than the Master Fund. Tanglewood manages the "traditional fixed income" portfolio of the Master Fund and principally invests directly in US government and agency securities as well as US "investment grade" corporate fixed income securities as well as open and closed end fixed income funds. In general, the market for such securities is deep and highly liquid. Accordingly, Tanglewood is not subject to the same conflict of interest issues that many other Investment Managers are (e.g., market impact of trades and allocation of investment opportunities).

     Tanglewood believes that its largest potential conflict of interest relates to the allocation of trades and brokerage commissions to its various accounts. Tanglewood has adopted policies and procedures reasonably designed to allocate investment opportunities and brokerage commissions on a fair and equitable basis over time.

     Knowledge and Timing of Master Fund Trades. A potential conflict of interest may arise as a result of the Principal's day-to-day management of a portion of the assets of the Master Fund. Because of their positions with the Master Fund, the portfolio managers know the size, timing and possible market impact of the Master Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Master Fund.

     Investment Opportunities. A potential conflict of interest may arise as result of the Principal's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Master Fund and other accounts managed by the Principal, but may not be available in sufficient quantities for both the Master Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Master Fund and another account. Tanglewood has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Master Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                             (a)Total    (b) Average                                      (d) Maximum Number (or
                            Number of       Price           (c) Total Number of        Approximate Dollar Value) of
                              Shares       Paid per          Shares (or Units)          Shares (or Units) that May
                            (or Units)      Share      Purchases as Part of Publicly    Yet Be Purchased Under the
Period                      Purchased     (or Unit)     Announced Plans or Programs          Plans or Programs
------                      ----------   -----------   -----------------------------   ----------------------------
July 1, 2006 through        $        0       N/A                    N/A                             N/A
July 31, 2006

August 1, 2006 through      $        0       N/A                    N/A                             N/A
August 31, 2006

September 1, 2006 through   $  218,872       N/A                    N/A                             N/A
September 30, 2006

October 1, 2006 through     $        0       N/A                    N/A                             N/A
October 31, 2006

November 1, 2006 through    $        0       N/A                    N/A                             N/A
November 30, 2006

December 1, 2006 through    $2,548,886       N/A                    N/A                             N/A
December 31, 2006
                            ----------
Total                       $2,767,758
                            ==========

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) The code of ethics that is the subject of the disclosure required by
     Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Not applicable.

     (a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

     (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Endowment Registered Fund, L.P.

By (Signature and Title)


/s/ John A. Blaisdell
-------------------------------------
John A. Blaisdell
Co-Principal Executive Officer

Date February 26, 2007


By (Signature and Title)


/s/ Andrew B. Linbeck
-------------------------------------
Andrew B. Linbeck
Co-Principal Executive Officer

Date February 26, 2007


By (Signature and Title)


/s/ A. Haag Sherman
-------------------------------------
A. Haag Sherman
Co-Principal Executive Officer

Date February 26, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ John A. Blaisdell
-------------------------------------
John A. Blaisdell
Co-Principal Executive Officer

Date February 26, 2007


By (Signature and Title)


/s/ Andrew B. Linbeck
-------------------------------------
Andrew B. Linbeck
Co-Principal Executive Officer

Date February 26, 2007


By (Signature and Title)


/s/ A. Haag Sherman
-------------------------------------
A. Haag Sherman
Co-Principal Executive Officer

Date February 26, 2007


By (Signature and Title)


/s/ John E. Price
-------------------------------------
John E. Price
Principal Financial Officer

Date February 26, 2007.